Warrant Liabilities	6 Months Ended
Jun. 30, 2022
Warrant Liabilities
Warrant Liabilities

Note 8—Warrant Liabilities

Pursuant to the amended Term Loan agreement entered on October 15, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants, which granted the lender the right to purchase up to 62,003 units of the Company’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date of October 15, 2021, or certain triggering events, including a sale of the Company, the Company’s initial public offering and a merger between the Company and a special purpose acquisition company (“SPAC”), where the warrants are fully redeemed or exchanged. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding warrants are recognized as warrant liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured the fair value of the warrants as of June 30, 2022 and December 31, 2021, and recognized $1.8 million and $1.3 million of warrant liabilities in the condensed consolidated balance sheets, respectively, with the difference of $0.5 million recorded as other expense on the condensed consolidated statement of operations for the six months ended June 30, 2022. For the three months ended June 30, 2022, $0.2 million was recorded as other expense on the condensed consolidated statement of operations as a result of the change in the fair value of the warrants during the period. During the six months ended June 30, 2022 and the year ended December 31, 2021, none of the warrants issued to the lender of the Term Loan were exercised.

Pursuant to the Subordinated Term Loan agreement entered on December 22, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants under the condition that if the Company does not repay the term loans on or prior to the maturity date, the lender receives right to purchase up to (i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date. If the Company repays the Subordinated Term Loan on or prior to the maturity date, the warrants will automatically terminate and be voided and no warrant will be exercisable. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. The Company measured the fair value of the warrants as of June 30, 2022 and December 31, 2021, and recognized $0.1 million and $0.1 million of warrant liabilities in the condensed consolidated balance sheets, respectively. The impact to the condensed consolidated statements of operations from the changes in the fair value of the warrants was insignificant for the three months and the six months ended June 30, 2022. During the six months ended June 30, 2022 and the year ended December 31, 2021, none of the warrants issued to the lender of the Subordinated Term Loan were exercisable.